Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	702,871	1,754,027
Furniture, fixtures and equipment	957,437	2,425,928
Motor vehicles	234,724	599,433
Software	140,879	655,186

	2,035,911	5,434,574

Less: Accumulated depreciation	(788,546)	(1,806,326)

	1,247,365	3,628,248
Construction in progress	158,882	808,688

	1,406,247	4,436,936

Depreciation expense was $306,097, $390,327 and $1,001,862 for the years ended December 31, 2009, 2010 and 2011, respectively.